Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.28%
Australia–2.60%
Aristocrat Leisure Ltd.	500,125	$20,226,617
Brambles Ltd.	700,836	8,853,814
		29,080,431
Brazil–2.32%
MercadoLibre, Inc.(a)	6,477	12,635,785
TOTVS S.A.	2,279,300	13,328,819
		25,964,604
Canada–7.71%
Alimentation Couche-Tard, Inc.	153,768	7,583,416
Canadian Pacific Kansas City Ltd.	237,971	16,700,387
Celestica, Inc.(a)	149,877	11,823,103
CGI, Inc., Class A	165,250	16,496,866
RB Global, Inc.	252,081	25,300,065
Royal Bank of Canada	73,111	8,235,498
		86,139,335
China–6.09%
Airtac International Group	631,000	16,025,240
Meituan, B Shares(a)(b)	426,500	8,582,232
Shenzhen Inovance Technology Co. Ltd., A Shares	1,898,700	17,859,042
Trip.com Group Ltd.	301,750	19,181,279
Wuliangye Yibin Co. Ltd., A Shares	354,141	6,419,345
		68,067,138
Denmark–1.41%
Novo Nordisk A/S, Class B	229,437	15,688,511
France–12.24%
Air Liquide S.A.	88,103	16,734,730
Arkema S.A.	143,529	10,990,174
Capgemini SE	61,754	9,279,034
Edenred SE	274,246	8,912,023
Legrand S.A.	82,257	8,711,302
LVMH Moet Hennessy Louis Vuitton SE	30,262	18,740,595
Pernod Ricard S.A.	49,487	4,888,949
Publicis Groupe S.A.	205,177	19,358,160
Schneider Electric SE	85,691	19,781,361
STMicroelectronics N.V.	224,837	4,930,119
TotalEnergies SE	223,357	14,391,545
		136,717,992
Germany–3.75%
Allianz SE	42,687	16,336,724
Deutsche Boerse AG	46,368	13,681,323
Deutsche Telekom AG	322,573	11,909,384
		41,927,431
Hong Kong–2.43%
AIA Group Ltd.	1,286,400	9,737,877
Techtronic Industries Co. Ltd.	1,451,500	17,395,175
		27,133,052
Shares		Value
India–4.10%
HDFC Bank Ltd., ADR(c)	369,739	$24,565,459
Reliance Industries Ltd.	584,612	8,691,612
SBI Life Insurance Co. Ltd.(b)	696,654	12,566,044
		45,823,115
Ireland–1.46%
Kingspan Group PLC	201,961	16,314,043
Israel–0.96%
Teva Pharmaceutical Industries Ltd., ADR(a)	698,252	10,732,133
Italy–1.98%
FinecoBank Banca Fineco S.p.A.	1,114,244	22,069,359
Japan–11.97%
Asahi Group Holdings Ltd.	980,800	12,531,258
FANUC Corp.	375,800	10,238,950
Hoya Corp.	150,900	17,030,332
Keyence Corp.	47,400	18,638,148
M3, Inc.	673,500	7,693,686
Shimano, Inc.	131,200	18,422,186
SMC Corp.	34,400	12,309,824
Sony Group Corp.	958,000	24,240,263
Tokyo Electron Ltd.	91,600	12,561,340
		133,665,987
Mexico–1.13%
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,563,636	12,568,425
Netherlands–4.14%
ASM International N.V.	18,338	8,356,498
ASML Holding N.V.	17,458	11,553,235
Heineken N.V.	140,112	11,424,777
Wolters Kluwer N.V.	96,111	14,964,114
		46,298,624
Singapore–1.41%
United Overseas Bank Ltd.	556,566	15,704,350
South Korea–0.76%
Samsung Electronics Co. Ltd.	214,185	8,491,463
Sweden–4.50%
Investor AB, Class B	1,368,609	40,817,500
Svenska Handelsbanken AB, Class A(c)	835,800	9,445,806
		50,263,306
Switzerland–3.16%
Cie Financiere Richemont S.A.	85,888	14,993,107
Nestle S.A.	120,042	12,131,036
SGS S.A.	82,192	8,189,503
		35,313,646
Taiwan–4.11%
MediaTek, Inc.	255,000	10,990,614
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
Taiwan–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	210,472	$34,938,352
		45,928,966
Thailand–0.77%
Bangkok Dusit Medical Services PCL, Foreign Shares	13,398,700	8,616,829
United Kingdom–12.46%
Ashtead Group PLC	210,835	11,399,162
AstraZeneca PLC	80,296	11,791,038
BAE Systems PLC	1,016,947	20,534,675
Barclays PLC	3,795,752	14,272,148
Haleon PLC	3,073,168	15,520,117
London Stock Exchange Group PLC	116,234	17,263,903
RELX PLC	654,125	32,857,104
Shell PLC	428,566	15,599,925
		139,238,072
United States–6.82%
Broadcom, Inc.	81,357	13,621,603
CRH PLC	214,415	18,862,088
Flutter Entertainment PLC(a)	44,666	9,895,752
ICON PLC(a)	98,301	17,201,692
Linde PLC	35,730	16,637,317
		76,218,452
Total Common Stocks & Other Equity Interests (Cost $800,741,689)		1,097,965,264
Shares		Value
Money Market Funds–1.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	6,935,615	$6,935,615
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	12,376,596	12,376,596
Total Money Market Funds (Cost $19,312,211)		19,312,211
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.01% (Cost $820,053,900)		1,117,277,475
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.73%
Invesco Private Government Fund, 4.34%(d)(e)(f)	8,471,067	8,471,067
Invesco Private Prime Fund, 4.46%(d)(e)(f)	22,027,487	22,034,095
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,505,162)		30,505,162
TOTAL INVESTMENTS IN SECURITIES—102.74% (Cost $850,559,062)		1,147,782,637
OTHER ASSETS LESS LIABILITIES–(2.74)%		(30,557,731)
NET ASSETS–100.00%		$1,117,224,906
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $21,148,276, which represented 1.89% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,191,752	$39,576,102	$(37,832,239)	$-	$-	$6,935,615	$97,590
Invesco Treasury Portfolio, Institutional Class	9,137,992	73,498,475	(70,259,871)	-	-	12,376,596	174,562
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	27,072,057	(18,600,990)	-	-	8,471,067	32,921*
Invesco Private Prime Fund	-	65,286,918	(43,252,823)	-	-	22,034,095	88,605*
Total	$14,329,744	$205,433,552	$(169,945,923)	$-	$-	$49,817,373	$393,678

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$29,080,431	$—	$29,080,431
Brazil	25,964,604	—	—	25,964,604
Canada	86,139,335	—	—	86,139,335
China	—	68,067,138	—	68,067,138
Denmark	—	15,688,511	—	15,688,511
France	—	136,717,992	—	136,717,992
Germany	—	41,927,431	—	41,927,431
Hong Kong	—	27,133,052	—	27,133,052
India	24,565,459	21,257,656	—	45,823,115
Ireland	—	16,314,043	—	16,314,043
Israel	10,732,133	—	—	10,732,133
Italy	—	22,069,359	—	22,069,359
Japan	—	133,665,987	—	133,665,987
Mexico	12,568,425	—	—	12,568,425
Netherlands	—	46,298,624	—	46,298,624
Singapore	—	15,704,350	—	15,704,350
South Korea	—	8,491,463	—	8,491,463
Sweden	—	50,263,306	—	50,263,306
Switzerland	—	35,313,646	—	35,313,646
Taiwan	34,938,352	10,990,614	—	45,928,966
Thailand	—	8,616,829	—	8,616,829
United Kingdom	—	139,238,072	—	139,238,072
United States	76,218,452	—	—	76,218,452
Money Market Funds	19,312,211	30,505,162	—	49,817,373
Total Investments	$290,438,971	$857,343,666	$—	$1,147,782,637
Invesco V.I. EQV International Equity Fund